[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]




January 19, 2007

EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      File Nos. 811-08401 and 333-37175

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the supplements that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at 517-367-3835.

Sincerely,

ANTHONY L. DOWLING

Anthony L. Dowling
Senior Attorney